Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventories
Schedule of inventory
	As of December 31,	As of December 31,
	2015	2016
	RMB	RMB
Raw materials	758,032	941,131
Work-in-progress	121,821	94,164
Finished goods	780,689	1,425,193

Total	1,660,542	2,460,488